Long-Term Investments - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Gain or Loss Net [Member]
Impairment loss on long-term investments	¥ 10,500	¥ 15,711	¥ 43,200